financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 6,383	$ 7,783
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	1,387	2,621
Accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	4,071	4,383
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	696	731
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 229	$ 48